Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Accrued expenses	$ 238,000	$ 259,000
Inventory reserve	42,000
Allowance for doubtful accounts	1,000	6,000
Intangible Assets	(1,092,000)	(2,187,000)
Fixed Assets	(415,000)	(238,000)
Charitable Contributions	2,000	2,000
Stock Options	2,811,000	3,466,000
Net operating loss carryover	7,143,000	7,018,000
Deferred tax assets	8,730,000	8,326,000
Less: valuation allowance	(8,730,000)	(8,326,000)
Net deferred tax assets